Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade Accounts Receivable

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
Trade accounts receivables	R$	215,716	R$	134,039	US$	40,519
Allowance for doubtful accounts		(1,722)		(20,871)		(6,309)

Total trade accounts receivables,net	R$	213,994	R$	113,168	US$	34,210

Summary of Allowance for Doubtful Trade Accounts Receivable

	Year ended December 31,
	2015		2016		2017		2017
	BRL		BRL		BRL		USD
Balance at January 1	R$	(1,385)	R$	(555)	R$	(1,722)	US$	(522)
Additions		(5,833)		(6,227)		(25,443)		(7,691)
Write-offs		6,663		5,060		6,294		1,904

Balance at December 31	R$	(555)	R$	(1,722)	R$	(20,871)	US$	(6,309)